Note 7 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($) $ in Thousands		3 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ 77,349	$ (241,999)
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	48,380	(224,974)
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	28,121	(15,635)
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(6,051)	(227)
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[3]		836
Unrealized foreign exchange on 6.5% convertible bond [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		12,218	5,815
Weather derivative [Member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(2,381)	(3,021)
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (2,938)	$ (4,793)

[1]	(i) Physical forward contracts and options consist of: - Electricity contracts with a total remaining volume of 30,394,697 MWh, a weighted average price of $50.25/MWh and expiry dates up to December 31, 2029. - Natural gas contracts with a total remaining volume of 80,779,715 GJs, a weighted average price of $2.57/GJ and expiry dates up to October 31, 2025. - Renewable energy certificates ("RECs") with a total remaining volume of 3,386,395 MWh, a weighted average price of $38.21/REC and expiry dates up to December 31, 2028. - Electricity generation capacity contracts with a total remaining volume of 2,369 MWCap, a weighted average price of $6,508.70/MWCap and expiry dates up to May 31, 2024. - Ancillary contracts with a total remaining volume of 198,765 MWh, a weighted average price of $23.81/MWh and expiry dates up to December 31, 2020.
[2]	(ii) Financial swap contracts and options consist of: - Electricity contracts with a total remaining volume of 14,686,500 MWh, an average price of $46.27/MWh and expiry dates up to December 31, 2024. - Natural gas contracts with a total remaining volume of 112,528,362 GJs, an average price of $3.27/GJ and expiry dates up to December 31, 2025. - Electricity generation capacity contracts with a total remaining volume of 12 MWCap, a weighted average price of $3,934.85/MWCap and expiry dates up to October 31, 2020. - Ancillary contracts with a total remaining volume of 265,020 MWh, a weighted average price of $22.45/MWh and expiry dates up to December 31, 2020.
[3]	(iii) Weather derivatives consist of: - HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes from 1,051 to 5,059 HDD and an expiry date of March 31, 2021. - HDD natural gas swaps with price strikes to be set on futures index and temperature strikes from 1,051 to 5,059 HDD and an expiry date of March 31, 2022. - Electricity call options with price strikes of $100/MWh and temperature strikes 84-103 F and expiry date of October 31, 2020. - Put options for CDDs with temperature strikes at historical averages, total tick size of $22 per CDD and expiry date of September 30 or October 31, 2020.